Balance Sheets - USD ($)	Dec. 31, 2020		Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 4,458		$ 52,096
Prepaid expense	100,000
Total current assets	104,458		52,096
Total assets	104,458		52,096
Current liabilities:
Accrued liabilities	466,801		271,621
Accrued interest	2,372,072		1,018,145
Notes payable	34,000		34,000
Convertible notes	1,956,922		1,486,067
Total current liabilities	8,351,979		3,829,441
Total liabilities	8,351,979		3,829,441
Preferred Stock value	413		413
Common stock, $0.0001 par value, 20,000,000 shares authorized, 972,614 shares issued and outstanding as of December 31, 2020 and 2019	121,149		77,088
Additional paid in capital	8,386,593		8,099,346
Accumulated deficit	(16,755,676)		(12,201,899)
Total stockholders’ deficit	(8,247,521)		(3,777,345)
Total Liabilities and Stockholders’ Deficit	104,458		52,096
Stage It Corp [Member]
Current assets:
Cash and cash equivalents	281,003		88,457
Prepaid expense			1,288
Other assets	127,874		118,795
Total current assets	408,877		208,540
Fixed assets -net	62,912
Total assets	471,789		208,540
Current liabilities:
Accounts payable	427,087		223,795
Accrued liabilities	1,785,861		699,914
Accrued interest	650,654		502,916
Accrued interest -related party	767,715		617,891
Notes payable	179,000	[1]	179,000
Convertible notes -related party	547,500		547,500
Convertible notes	315,000		315,000
Derivative liability	2,404,981		2,099,025
Total current liabilities	7,077,798		5,185,041
Total liabilities	7,077,798		5,185,041
Commitments and contingencies
Common stock, $0.0001 par value, 20,000,000 shares authorized, 972,614 shares issued and outstanding as of December 31, 2020 and 2019	97		97
Additional paid in capital	3,963,327		3,963,327
Accumulated deficit	(10,569,502)		(8,939,994)
Total stockholders’ deficit	(6,606,009)		(4,976,502)
Total Liabilities and Stockholders’ Deficit	471,789		208,540
Stage It Corp [Member] | Preferred Stock A [Member]
Current liabilities:
Preferred Stock value	4		4
Stage It Corp [Member] | Preferred Stock A 1 [Member]
Current liabilities:
Preferred Stock value	25		25
Stage It Corp [Member] | Preferred Stock A 2 [Member]
Current liabilities:
Preferred Stock value	20		20
Stage It Corp [Member] | Preferred Stock A 3 [Member]
Current liabilities:
Preferred Stock value	$ 20		$ 20

[1]	Notes payable are comprised of a note for $179,000 at 15% interest in both period that is past due, a promissory note for $250,000 at 15% interest, advances of $35,000, and $415,922 in loans under the terms of revenue factoring agreement with three different lenders at an average rate of _____%